Virtus High Yield Fund,

a Series of Virtus Opportunities Trust

Supplement dated December 21, 2011 to the Summary Prospectus and Statutory Prospectus,

each dated January 31, 2011, as supplemented

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED DECEMBER 21, 2011 TO THE ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CORRECTS THE DESCRIPTION OF THE DOCUMENTS TO WHICH APPLIES AS IT APPEARED IN THE PRIOR SUPPLEMENT.

IMPORTANT NOTICE TO INVESTORS

Effective December 21, 2011, a number of modifications affecting the Virtus High Yield Fund have taken place. These changes are described more fully below.

•	The fund's portfolio management strategies have been modified.

Accordingly, the disclosure under "Principal Investment Strategies" in the fund's summary prospectus and in the summary section of the fund's statutory prospectus is hereby replaced with the following:

The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield fixed income securities. High-yield fixed income securities are those that are rated below investment grade. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclay's Capital U.S. High Yield 2% Issuer Capped Index. Under normal circumstances, the fund invests at least 80% of its assets in high yield fixed income securities.

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.